ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues for continuing operations	¥ 126,089	$ 18,339	¥ 71,858	¥ 5,259
Net loss for continuing operations	(471,737)	(68,610)	(331,469)	(209,959)
Net income for discontinued operations	12,343	1,794	15,327	707
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues for continuing operations	20,578	2,993	22,489	5,259
Net revenues for discontinued operations	7,398	1,076	59,465	5,669
Net loss for continuing operations	(103,383)	(15,036)	(138,991)	(9,557)
Net income for discontinued operations	2,183	317	14,957	706
Net cash (used in) operating activities	(77,280)	(11,240)	(162,328)	(50,876)
Net cash provided by investing activities	11,164	1,624	6,350	166,222
Net cash provided by financing activities	¥ 104,453	$ 15,192	¥ 0	¥ 0